Note 9 - Deposits (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
2020	$ 251,291
2021	62,523
2022	25,195
2023	16,868
2024	12,923
Total	$ 368,800	$ 300,914